Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	(new) FOXO Technologies Operating Company FOXO Technologies Operating Company Series A Preferred Stock	(new) FOXO Technologies Operating Company FOXO Technologies Operating Company Class A Common Stock	(new) FOXO Technologies Operating Company FOXO Technologies Operating Company Class B Common Stock	FOXO Technologies Inc. Class A Common Stock	Stockholder Subscription Receivable	Additional Paid-in- Capital	Accumulated Deficit	Treasury Stock Shares	Total
Balance at Dec. 31, 2020	$ 21,854				$ (3,750)	$ 4,104	$ (13,488)		$ 8,720
Balance (in Shares) at Dec. 31, 2020	8,000,000		2,000,000
Balance at Dec. 31, 2021	$ 21,854					4,902	(51,976)		(25,220)
Balance (in Shares) at Dec. 31, 2021	8,000,000	30,208	2,000,000
Activity prior to the business combination:
Net loss							(38,488)		(38,488)
Lease contributions						547			547
Equity-based compensation						238			238
Subscriptions received					3,750				3,750
Warrants issued						13			13
Issuance of shares for restricted stock
Issuance of shares for restricted stock (in Shares)		30,000
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)		208
Balance at Dec. 31, 2022				$ 3		153,936	(147,231)		6,708
Balance (in Shares) at Dec. 31, 2022				29,669,830				(2,140,761)
Activity prior to the business combination:
Warrant repurchase						(507)			(507)
Issuance of shares for consulting agreement						6,900			6,900
Issuance of shares for consulting agreement (in Shares)		1,500,000
Conversion of Series A Preferred Stock	$ (21,854)					21,854
Conversion of Series A Preferred Stock (in Shares)	(8,000,000)	8,000,000
Conversion of Bridge Loans						88,975			88,975
Conversion of Bridge Loans (in Shares)		15,172,729
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)		2,000,000	(2,000,000)
Conversion of existing Class A Common Stock				$ 1					1
Conversion of existing Class A Common Stock (in Shares)		(26,717,883)		15,518,705
Reverse recapitalization				$ 1		19,688			19,689
Reverse recapitalization (in Shares)				8,143,649
Net loss							(49,818)		(49,818)
Equity-based compensation				$ 1		10,363			10,364
Equity-based compensation (in Shares)				5,517,000
Cantor Commitment Fee						1,600			1,600
Cantor Commitment Fee (in Shares)				190,476
Vendor share issuance						376			376
Vendor share issuance (in Shares)				300,000
Share repurchase and forward purchase agreement settlement						(1,156)			(1,156)
Share repurchase and forward purchase agreement settlement (in Shares)								(2,140,761)
Net loss							(45,437)		(45,437)
Lease contributions						225			225
Equity-based compensation						716			716
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)		14,946